Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL) July 31, 2020 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 90.4%
4,828	Fidelity MSCI Utilities Index ETF	$188,968
6,936	Global X MLP ETF	182,486
147,832	Global X Nasdaq 100 Covered Call ETF	3,190,215
86,360	Global X U.S. Preferred ETF	2,128,774
74,120	Hartford Total Return Bond ETF	3,154,547
11,288	Invesco QQQ Trust	3,000,238
54,128	Invesco Taxable Municipal Bond ETF	1,817,618
13,396	iShares Core S&P Total U.S. Stock Market ETF	983,802
28,016	iShares MBS ETF	3,104,733
77,248	Schwab U.S. Aggregate Bond ETF	4,395,411
3,128	Schwab U.S. REIT ETF	114,360
140,896	SPDR Portfolio Aggregate Bond ETF	4,398,774
4,692	Vanguard Dividend Appreciation ETF	577,163
31,076	Vanguard Intermediate-Term Corporate Bond ETF	3,009,089
3,264	Vanguard S&P 500 ETF	979,526
49,164	Vanguard Total Bond Market ETF	4,398,212
5,916	Vanguard Total Stock Market ETF	979,216
27,540	WisdomTree 90/60 U.S. Balanced Fund	893,122
14,212	Xtrackers USD High Yield Corporate Bond ETF	695,535
Total Exchange-Traded Funds (Cost $36,267,396)		$38,191,789
Total Investments — 90.4%
(Cost $36,267,396)		$38,191,789
Other Assets less Liabilities — 9.6%		4,045,808

Net Assets — 100.0%		$42,237,597

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
MLP — Master Limited Partnership
REIT — Real Estate Investment Trust
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts
USD — United States Dollar

Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL) (Continued) July 31, 2020

Total Return Swap Agreement

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Pay	1-Month USD-LIBOR + 80 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/11/21	$ 15,806,530	$ 283,370

SA — Societe Anonyme (French public limited company)

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Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO) July 31, 2020 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.7%
480	iShares 1-3 Year Treasury Bond ETF	$41,582
64,080	iShares 7-10 Year Treasury Bond ETF	7,869,024
36,420	iShares Core MSCI EAFE ETF	2,125,471
79,140	iShares Core MSCI Emerging Markets ETF	4,092,329
58,200	iShares Core S&P 500 ETF	19,079,125
Total Exchange-Traded Funds (Cost $32,410,262)		$33,207,531
Total Investments — 99.7%
(Cost $32,410,262)		$33,207,531
Other Assets less Liabilities — 0.3%		92,982

Net Assets — 100.0%		$33,300,513

ETF — Exchange-Traded Fund
MSCI EAFE — MSCI Europe, Australasia and Far East
S&P — Standard and Poor's

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS) July 31, 2020 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.6%
168,088	Communication Services Select Sector SPDR Fund ETF	$9,770,955
64,371	Consumer Discretionary Select Sector SPDR Fund ETF	8,818,827
65,731	Consumer Staples Select Sector SPDR Fund ETF	4,121,334
48,392	Energy Select Sector SPDR Fund ETF	1,743,564
333,505	Financial Select Sector SPDR Fund ETF	8,014,125
101,378	Health Care Select Sector SPDR Fund ETF	10,698,420
84,533	Industrial Select Sector SPDR Fund ETF	6,063,552
40,519	Materials Select Sector SPDR Fund ETF	2,445,727
32,984	Real Estate Select Sector SPDR Fund ETF	1,196,000
242,977	Technology Select Sector SPDR Fund ETF	26,831,950
15,244	Utilities Select Sector SPDR Fund ETF	927,293
Total Exchange-Traded Funds (Cost $73,084,835)		$80,631,747
Total Investments — 99.6%
(Cost $73,084,835)		$80,631,747
Other Assets less Liabilities — 0.4%		320,234

Net Assets — 100.0%		$80,951,981

ETF — Exchange-Traded Fund
SPDR — Standard and Poor's Depositary Receipts